SHAREHOLDERS EQUITY (Warrants Issued to Non-Employees) (Narrative) (Details) - ₪ / shares	1 Months Ended
	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity [Line Items]
Common stock, par value per share		₪ 0.6	₪ 0.6
Warrants granted to non-employees [Member]
Stockholders' Equity [Line Items]
Warrants granted	15,000
Warrants issued to purchase ordinary shares	15,000
Common stock, par value per share	₪ 0.6